SHAREHOLDERS' EQUITY (Schedule Of Weighted Average Assumptions) (Details) (Non-employees [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non-employees [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Volatility	64.00%	67.00%	75.00%
Risk-free interest rate	1.77%	1.03%	0.66%
Dividend yield	0.00%	0.00%	0.00%
Expected term	5 years 8 months 12 days	4 years 6 months	4 years 3 months 18 days